INVENTORIES - Summary of Inventories (Details) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Inventory [Abstract]
Spare Parts	$ 6,684,585	$ 6,348,485
Allowance for obsolete inventories	(304,480)	(341,103)
Total	6,380,105	6,007,382
Current
Finished products	1,681,397	1,159,332
Production in progress	4,806,159	3,906,471
Raw materials, materials and spare parts	10,741,763	10,127,138
Fuels	3,174,680	1,748,849
Total	$ 20,403,999	$ 16,941,790